Investment Strategy	Mar. 31, 2026
Cardano ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

ADA is a digital asset that is created and transmitted through the operations of the Cardano Network, a decentralized, proof-of-stake blockchain platform designed to enable the development and execution of smart contracts and decentralized applications.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily though managed exposure to ADA futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission (“ADA Futures Contracts”), and cash, cash-like instruments or high quality securities that serve as collateral to the Fund’s investments in ADA Futures Contracts (“Collateral Investments”).

The Fund does not invest directly in ADA. Instead, the Fund seeks to benefit from increases in the price of ADA Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in ADA-Linked Instruments. For purposes of this policy, “ADA-Linked Instruments” means (i) ADA Futures Contracts; (ii) shares of other ADA-linked exchange-traded investment products not registered under as investment companies (“ADA-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of ADA-Linked ETPs; and (v) swap agreement transactions that reference ADA, ADA Futures Contracts, ADA-Linked ETPs, Other Investment Companies, or ADA-referenced indexes. Certain ADA-Linked Instruments, such as ADA-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

When investing in ADA Futures Contracts, the Fund will use the price of ADA that is reflected in the next, or second to next, expiring ADA Futures Contract. If the Fund is invested in other ADA-Linked Instruments (defined below), the value of ADA will be determined by an average of how ADA is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in ADA-Linked Instruments.

ADA Futures Contracts

In order to obtain exposure to ADA, the Fund intends to typically enter into cash-settled ADA Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to ADA, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s ADA Futures Contracts may differ from that of ADA due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in ADA Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for ADA Futures Contracts were not readily available, the Fund would fair value its ADA Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in ADA Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and ADA prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Cardano Network and ADA

ADA is a digital asset that is created and transmitted through the operations of the Cardano Network, a decentralized, proof-of-stake blockchain platform designed to enable the development and execution of smart contracts and decentralized applications. No single entity owns or operates the Cardano Network, the infrastructure of which is collectively maintained by a decentralized network of independent stake pool operators. The Cardano Network allows developers to build decentralized applications, issue native tokens, and execute smart contracts on a secure and scalable blockchain infrastructure. ADA can be used to pay for goods and services, including transaction fees and staking participation on the network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Cardano Network was designed to enable the development of financial applications, identity solutions, supply chain systems, and other decentralized services — providing a platform for applications that require secure, transparent, and verifiable on-chain execution. Using the Cardano Network’s smart contract capabilities through its Plutus programming framework, developers can create decentralized finance applications, NFT marketplaces, governance systems, and other applications that require programmable blockchain functionality. Transaction validation and block production are performed by stake pool operators in exchange for rewards paid in ADA. Like other blockchain infrastructure projects, the Cardano Network is intended to expand blockchain utility by providing a secure and scalable platform for decentralized applications and digital asset transactions.

The Cardano Protocol introduced a proof-of-stake consensus mechanism called Ouroboros, which was developed through peer-reviewed academic research and is designed to provide security guarantees comparable to proof-of-work systems while consuming significantly less energy. This design mitigates the environmental and scalability concerns associated with energy-intensive mining. In Ouroboros, time is divided into epochs and slots, and validators (“stake pools”) are selected to produce blocks based on the amount of ADA staked. This structure is designed to provide security, energy efficiency, and decentralization while incentivizing ADA holders to participate in governance by delegating their stake to pools.

The Cardano Network operates as a standalone Layer-1 blockchain with its own Ouroboros proof-of-stake consensus mechanism. The network relies on decentralized stake pools for transaction validation and block production. The Cardano Network staking mechanism allows ADA holders to delegate their tokens to stake pools or operate their own pools, thereby participating in network security and earning staking rewards.

The Cardano Protocol was first conceived by Charles Hoskinson and Jeremy Wood, with development beginning in 2015 and the network launching in 2017. The Cardano Foundation, a Swiss non-profit organization that administered the original network launch and token distribution, contributes to the development of the Cardano Network. The Cardano Foundation has contracted Input-Output Global (“IOHK”), a company founded by Hoskinson, to continue building and maintaining the Cardano Network, as well as Emurgo Pte. Ltd. (“Emurgo”), a for-profit company responsible for building partnerships with developers of the Cardano Network. Additionally, 20% of Cardano Network transaction fees are currently allocated to the Cardano’s treasury (the “Cardano Treasury”) (with the rest of the fees being used for staking rewards). The Cardano Treasury allocates resources to develop the Cardano Network and create new applications in the Cardano ecosystem.

Although Input Output Global, the Cardano Foundation, and EMURGO continue to exert significant influence over the direction of the development of ADA and the Cardano Network, the network operates in a decentralized manner through independent stake pool operators and does not require governmental authorities or financial institution intermediaries to create, transmit, or determine the value of ADA.

The Cardano Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ADA. Rather, ADA is created and allocated by the Cardano Network protocol through a staking process. The value of ADA is determined by the supply of and demand for ADA on the digital asset trading platforms or in private end-user-to-end-user transactions.

Similar to the Ethereum Network, new ADA are created and rewarded to the validators of a block in the Cardano Blockchain for verifying transactions. The Cardano Blockchain is effectively a decentralized database that includes all blocks that have been validated, and it is updated to include new blocks as they are validated. Each ADA transaction is broadcast to the Cardano Network and, when included in a block, recorded in the Cardano Blockchain. As each new block records outstanding ADA transactions, and outstanding transactions are settled and validated through such recording, the Cardano Blockchain represents a complete, transparent and unbroken history of all transactions of the Cardano Network. Among other things, ADA is used to pay for transaction fees and computational services (i.e., smart contracts) on the Cardano Network; users of the Cardano Network pay for the computational power of the machines executing the requested operations with ADA. Requiring payment in ADA on the Cardano Network incentivizes developers to write quality applications and increases the efficiency of the Cardano Network while ensuring that the Cardano Network remains economically viable by compensating for contributed computational resources.

As of March 2026, approximately 36.7 billion ADA tokens are in circulation, with a maximum total supply of 45 billion ADA. ADA has a fixed maximum supply, meaning it operates on a deflationary or fixed-supply model rather than an inflationary one. The initial token distribution allocated tokens to public sale participants, the founding entities for ongoing development, and a treasury for future ecosystem funding. Because the total supply is capped, no new ADA tokens will be created beyond the 45 billion token limit, though unreleased tokens from the initial allocation and staking reserves may continue to enter circulation over time as they are distributed through staking rewards and ecosystem development initiatives.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in ADA-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain its sought-after exposure to ADA, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to ADA Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

Repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

ADA-Linked ETPs

ADA-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot ADA, and trade intra-day on a national securities exchange. ADA-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the ADA held by the ETP. This means that the sponsor of the ETP does not sell ADA at times when its price is high or acquire ADA at low prices in the expectation of future price increases. Although the shares of an ADA-Linked ETP are not the exact equivalent of a direct investment in ADA, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to ADA through the securities market.

ADA-Linked ETPs, though currently unavailable for investment, are expected to become available in the future. ADA-Linked ETPs have not yet been approved by the SEC; accordingly, such ETPs must file a registration statement on Form S-1 and subsequently be declared effective before the ADA-Linked ETPs may become available for investment. Furthermore, the SEC’s Division of Trading and Markets may be required to approve a rule change filed on behalf of securities exchange pursuant to Form 19b-4 permitting the exchange to list and trade shares of the ADA-Linked ETPs before such ETPs become available for investment.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of ADA-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of ADA-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference ADA, ADA Futures Contracts, ADA-Linked ETPs, or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be ADA, shares of ADA-Linked ETPs, ADA Futures Contracts, or ADA-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in ADA-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in ADA-Linked Instruments.
2x Cardano ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

ADA is a digital asset that is created and transmitted through the operations of the Cardano Network, a decentralized, proof-of-stake blockchain platform designed to enable the development and execution of smart contracts and decentralized applications.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to ADA futures contracts that trade only on an exchange registered with the CFTC (“ADA Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in ADA Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of the price of ADA for a single day.

The Fund does not invest directly in ADA. Instead, the Fund seeks to benefit from increases in the price of ADA Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in ADA-Linked Instruments. For purposes of this policy, “ADA-Linked Instruments” means (i) ADA Futures Contracts; (ii) shares of other ADA-linked exchange-traded investment products not registered under as investment companies (“ADA-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of ADA-Linked ETPs; and (v) swap agreement transactions that reference ADA, ADA Futures Contracts, ADA-Linked ETPs, Other Investment Companies, or ADA-referenced indexes. Certain ADA-Linked Instruments, such as ADA-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of ADA that is reflected in the next, or second to next, expiring ADA Futures Contract. If the Fund invests in other ADA-Linked Instruments, the value of ADA will be determined by an average of how ADA is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to ADA and/or ADA Futures Contracts.

ADA Futures Contracts

In order to obtain 2x daily exposure to ADA, the Fund intends to typically enter into cash-settled ADA Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to ADA, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s ADA Futures Contracts may differ from that of ADA due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in ADA Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for ADA Futures Contracts were not readily available, the Fund would fair value its ADA Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in ADA Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and ADA prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Cardano Network and ADA

ADA is a digital asset that is created and transmitted through the operations of the Cardano Network, a decentralized, proof-of-stake blockchain platform designed to enable the development and execution of smart contracts and decentralized applications. No single entity owns or operates the Cardano Network, the infrastructure of which is collectively maintained by a decentralized network of independent stake pool operators. The Cardano Network allows developers to build decentralized applications, issue native tokens, and execute smart contracts on a secure and scalable blockchain infrastructure. ADA can be used to pay for goods and services, including transaction fees and staking participation on the network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Cardano Network was designed to enable the development of financial applications, identity solutions, supply chain systems, and other decentralized services — providing a platform for applications that require secure, transparent, and verifiable on-chain execution. Using the Cardano Network’s smart contract capabilities through its Plutus programming framework, developers can create decentralized finance applications, NFT marketplaces, governance systems, and other applications that require programmable blockchain functionality. Transaction validation and block production are performed by stake pool operators in exchange for rewards paid in ADA. Like other blockchain infrastructure projects, the Cardano Network is intended to expand blockchain utility by providing a secure and scalable platform for decentralized applications and digital asset transactions.

The Cardano Protocol introduced a proof-of-stake consensus mechanism called Ouroboros, which was developed through peer-reviewed academic research and is designed to provide security guarantees comparable to proof-of-work systems while consuming significantly less energy. This design mitigates the environmental and scalability concerns associated with energy-intensive mining. In Ouroboros, time is divided into epochs and slots, and validators (“stake pools”) are selected to produce blocks based on the amount of ADA staked. This structure is designed to provide security, energy efficiency, and decentralization while incentivizing ADA holders to participate in governance by delegating their stake to pools.

The Cardano Network operates as a standalone Layer-1 blockchain with its own Ouroboros proof-of-stake consensus mechanism. The network relies on decentralized stake pools for transaction validation and block production. The Cardano Network staking mechanism allows ADA holders to delegate their tokens to stake pools or operate their own pools, thereby participating in network security and earning staking rewards.

The Cardano Protocol was first conceived by Charles Hoskinson and Jeremy Wood, with development beginning in 2015 and the network launching in 2017. The Cardano Foundation, a Swiss non-profit organization that administered the original network launch and token distribution, contributes to the development of the Cardano Network. The Cardano Foundation has contracted Input-Output Global (“IOHK”), a company founded by Hoskinson, to continue building and maintaining the Cardano Network, as well as Emurgo Pte. Ltd. (“Emurgo”), a for-profit company responsible for building partnerships with developers of the Cardano Network. Additionally, 20% of Cardano Network transaction fees are currently allocated to the Cardano’s treasury (the “Cardano Treasury”) (with the rest of the fees being used for staking rewards). The Cardano Treasury allocates resources to develop the Cardano Network and create new applications in the Cardano ecosystem.

Although Input Output Global, the Cardano Foundation, and EMURGO continue to exert significant influence over the direction of the development of ADA and the Cardano Network, the network operates in a decentralized manner through independent stake pool operators and does not require governmental authorities or financial institution intermediaries to create, transmit, or determine the value of ADA.

The Cardano Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ADA. Rather, ADA is created and allocated by the Cardano Network protocol through a staking process. The value of ADA is determined by the supply of and demand for ADA on the digital asset trading platforms or in private end-user-to-end-user transactions.

Similar to the Ethereum Network, new ADA are created and rewarded to the validators of a block in the Cardano Blockchain for verifying transactions. The Cardano Blockchain is effectively a decentralized database that includes all blocks that have been validated, and it is updated to include new blocks as they are validated. Each ADA transaction is broadcast to the Cardano Network and, when included in a block, recorded in the Cardano Blockchain. As each new block records outstanding ADA transactions, and outstanding transactions are settled and validated through such recording, the Cardano Blockchain represents a complete, transparent and unbroken history of all transactions of the Cardano Network. Among other things, ADA is used to pay for transaction fees and computational services (i.e., smart contracts) on the Cardano Network; users of the Cardano Network pay for the computational power of the machines executing the requested operations with ADA. Requiring payment in ADA on the Cardano Network incentivizes developers to write quality applications and increases the efficiency of the Cardano Network while ensuring that the Cardano Network remains economically viable by compensating for contributed computational resources.

As of March 2026, approximately 36.7 billion ADA tokens are in circulation, with a maximum total supply of 45 billion ADA. ADA has a fixed maximum supply, meaning it operates on a deflationary or fixed-supply model rather than an inflationary one. The initial token distribution allocated tokens to public sale participants, the founding entities for ongoing development, and a treasury for future ecosystem funding. Because the total supply is capped, no new ADA tokens will be created beyond the 45 billion token limit, though unreleased tokens from the initial allocation and staking reserves may continue to enter circulation over time as they are distributed through staking rewards and ecosystem development initiatives.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in ADA-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to ADA, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to ADA Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

ADA-Linked ETPs

The Fund may invest in shares of ADA-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot ADA, and trade intra-day on a national securities exchange. ADA-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the ADA held by the ETP. This means that the sponsor of the ETP does not sell ADA at times when its price is high or acquire ADA at low prices in the expectation of future price increases. Although the shares of an ADA-Linked ETP are not the exact equivalent of a direct investment in ADA, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to ADA through the securities market.

ADA-Linked ETPs, though currently unavailable for investment, are expected to become available in the future. ADA-Linked ETPs have not yet been approved by the SEC; accordingly, such ETPs must file a registration statement on Form S-1 and subsequently be declared effective before the ADA-Linked ETPs may become available for investment. Furthermore, the SEC’s Division of Trading and Markets may be required to approve a rule change filed on behalf of securities exchange pursuant to Form 19b-4 permitting the exchange to list and trade shares of the ADA-Linked ETPs before such ETPs become available for investment.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of ADA-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of ADA-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference ADA, ADA Futures Contracts, ADA-Linked ETPs, or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be ADA, shares of ADA-Linked ETPs, ADA Futures Contracts, or ADA-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in ADA-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to ADA and/or ADA Futures Contracts.
Chainlink ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

LINK is a digital asset that is created and transmitted through the operations of the Chainlink Network, a decentralized oracle network designed to connect smart contracts with real-world data, APIs, and off-chain systems.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily though managed exposure to LINK futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission (“LINK Futures Contracts”), and cash, cash-like instruments or high quality securities that serve as collateral to the Fund’s investments in LINK Futures Contracts (“Collateral Investments”).

The Fund does not invest directly in LINK. Instead, the Fund seeks to benefit from increases in the price of LINK Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in LINK-Linked Instruments. For purposes of this policy, “LINK-Linked Instruments” means (i) LINK Futures Contracts; (ii) shares of other LINK-linked exchange-traded investment products not registered under as investment companies (“LINK-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of LINK-Linked ETPs; and (v) swap agreement transactions that reference LINK, LINK Futures Contracts, LINK-Linked ETPs, Other Investment Companies, or LINK-referenced indexes. Certain LINK-Linked Instruments, such as LINK-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

When investing in LINK Futures Contracts, the Fund will use the price of LINK that is reflected in the next, or second to next, expiring LINK Futures Contract. If the Fund is invested in other LINK-Linked Instruments (defined below), the value of LINK will be determined by an average of how LINK is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in LINK-Linked Instruments.

LINK Futures Contracts

In order to obtain exposure to LINK, the Fund intends to typically enter into cash-settled LINK Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to LINK, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s LINK Futures Contracts may differ from that of LINK due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in LINK Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for LINK Futures Contracts were not readily available, the Fund would fair value its LINK Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in LINK Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and LINK prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Chainlink Network and LINK

LINK is a digital asset that is created and transmitted through the operations of the Chainlink Network, a decentralized oracle network designed to connect smart contracts with real-world data, APIs, and off-chain systems. No single entity owns or operates the Chainlink Network, the infrastructure of which is collectively maintained by a decentralized network of independent node operators. The Chainlink Network allows smart contracts on various blockchains to securely access off-chain data feeds, web APIs, and traditional payment systems. LINK can be used to pay for goods and services, including compensation for node operators who retrieve and deliver data to smart contracts, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Chainlink Network was designed to enable smart contracts to interact with external data sources in a secure and reliable manner, providing data feeds for asset prices, weather information, sports results, and other real-world information that smart contracts cannot otherwise access on their own. Using Chainlink’s oracle services, developers can create decentralized finance applications, insurance products, gaming platforms, and other applications that require verified external data. Oracle services are executed by Chainlink node operators in exchange for payment in LINK. Like other blockchain infrastructure projects, the Chainlink Network is intended to expand blockchain utility by bridging the gap between on-chain smart contracts and off-chain data sources.

The Chainlink Protocol introduced a decentralized oracle network architecture that aggregates data from multiple independent node operators to ensure accuracy and reliability. This design mitigates the “oracle problem” (the risk that a single point of failure in data delivery could compromise the security of a smart contract). By requiring multiple nodes to retrieve and report data, which is then aggregated and verified before delivery, Chainlink is intended to provide tamper-resistant and highly available data feeds that smart contracts can trust.

The Chainlink Network itself does not operate as a standalone Layer-1 blockchain with its own consensus mechanism. Instead, it leverages Ethereum (and other integrated chains) for transaction settlement while relying on decentralized oracle nodes for service provision. The Chainlink Staking mechanism, introduced in 2022 and expanded since, allows LINK holders to secure oracle networks by staking their tokens, thereby backing data quality and earning rewards.

The Chainlink Protocol was first conceived by Sergey Nazarov and Steve Ellis in a 2017 whitepaper. Development of the Chainlink Network is overseen by Chainlink Labs, the primary development organization behind the protocol, which administered the original network launch and token distribution.

Although Chainlink Labs continues to exert significant influence over the direction of the development of LINK and the Chainlink Network, the network operates in a decentralized manner across multiple blockchains and does not require governmental authorities or financial institution intermediaries to create, transmit, or determine the value of LINK.

The price of LINK has historically shown a correlation with the growth and adoption of decentralized finance (“DeFi”) applications and broader smart contract usage across various blockchain ecosystems. Chainlink’s oracle services are widely integrated into DeFi protocols for price feeds, lending and borrowing applications, and derivatives platforms. Increases in DeFi activity have generally corresponded with increased demand for Chainlink’s services, as LINK is used to compensate node operators for providing data. It is important to note that while DeFi adoption appears to have had a significant impact on the value of LINK, other factors also influence LINK’s price, such as overall market conditions, technological developments, competitive oracle solutions, and regulatory changes. As well, the long-term sustainability of this relationship between DeFi growth and LINK’s price remains uncertain.

As of March 2026, approximately 708 million LINK tokens are in circulation, with a maximum total supply of 1 billion LINK. LINK has a fixed maximum supply, meaning it operates on a deflationary or fixed-supply model rather than an inflationary one. The initial token distribution allocated tokens to node operators, public sale participants, and the Chainlink team for ongoing development. Because the total supply is capped, no new LINK tokens will be created beyond the 1 billion token limit, though unreleased tokens from the initial allocation may continue to enter circulation over time as they are distributed to fund network development and ecosystem growth.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in LINK-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain its sought-after exposure to LINK, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to LINK Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

Repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

LINK-Linked ETPs

LINK-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot LINK, and trade intra-day on a national securities exchange. LINK-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the LINK held by the ETP. This means that the sponsor of the ETP does not sell LINK at times when its price is high or acquire LINK at low prices in the expectation of future price increases. Although the shares of a LINK-Linked ETP are not the exact equivalent of a direct investment in LINK, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to LINK through the securities market.

LINK-Linked ETPs, though currently unavailable for investment, are expected to become available in the future. LINK-Linked ETPs have not yet been approved by the SEC; accordingly, such ETPs must file a registration statement on Form S-1 and subsequently be declared effective before the LINK-Linked ETPs may become available for investment. Furthermore, the SEC’s Division of Trading and Markets may be required to approve a rule change filed on behalf of securities exchange pursuant to Form 19b-4 permitting the exchange to list and trade shares of the LINK-Linked ETPs before such ETPs become available for investment.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of LINK-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of LINK-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference LINK, LINK Futures Contracts, LINK-Linked ETPs, or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be LINK, shares of LINK-Linked ETPs, LINK Futures Contracts, or LINK-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in LINK-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in LINK-Linked Instruments.
2x Chainlink ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

LINK is a digital asset that is created and transmitted through the operations of the Chainlink Network, a decentralized oracle network designed to connect smart contracts with real-world data, APIs, and off-chain systems.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to LINK futures contracts that trade only on an exchange registered with the CFTC (“LINK Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in LINK Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of the price of LINK for a single day.

The Fund does not invest directly in LINK. Instead, the Fund seeks to benefit from increases in the price of LINK Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in LINK-Linked Instruments. For purposes of this policy, “LINK-Linked Instruments” means (i) LINK Futures Contracts; (ii) shares of other LINK-linked exchange-traded investment products not registered under as investment companies (“LINK-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of LINK-Linked ETPs; and (v) swap agreement transactions that reference LINK, LINK Futures Contracts, LINK-Linked ETPs, Other Investment Companies, or LINK-referenced indexes. Certain LINK-Linked Instruments, such as LINK-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of LINK that is reflected in the next, or second to next, expiring LINK Futures Contract. If the Fund invests in other LINK-Linked Instruments, the value of LINK will be determined by an average of how LINK is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to LINK and/or LINK Futures Contracts.

LINK Futures Contracts

In order to obtain 2x daily exposure to LINK, the Fund intends to typically enter into cash-settled LINK Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to LINK, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s LINK Futures Contracts may differ from that of LINK due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in LINK Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A..

If circumstances occur where market prices for LINK Futures Contracts were not readily available, the Fund would fair value its LINK Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in LINK Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and LINK prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Chainlink Network and LINK

LINK is a digital asset that is created and transmitted through the operations of the Chainlink Network, a decentralized oracle network designed to connect smart contracts with real-world data, APIs, and off-chain systems. No single entity owns or operates the Chainlink Network, the infrastructure of which is collectively maintained by a decentralized network of independent node operators. The Chainlink Network allows smart contracts on various blockchains to securely access off-chain data feeds, web APIs, and traditional payment systems. LINK can be used to pay for goods and services, including compensation for node operators who retrieve and deliver data to smart contracts, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Chainlink Network was designed to enable smart contracts to interact with external data sources in a secure and reliable manner, providing data feeds for asset prices, weather information, sports results, and other real-world information that smart contracts cannot otherwise access on their own. Using Chainlink’s oracle services, developers can create decentralized finance applications, insurance products, gaming platforms, and other applications that require verified external data. Oracle services are executed by Chainlink node operators in exchange for payment in LINK. Like other blockchain infrastructure projects, the Chainlink Network is intended to expand blockchain utility by bridging the gap between on-chain smart contracts and off-chain data sources.

The Chainlink Protocol introduced a decentralized oracle network architecture that aggregates data from multiple independent node operators to ensure accuracy and reliability. This design mitigates the “oracle problem” (the risk that a single point of failure in data delivery could compromise the security of a smart contract). By requiring multiple nodes to retrieve and report data, which is then aggregated and verified before delivery, Chainlink is intended to provide tamper-resistant and highly available data feeds that smart contracts can trust.

The Chainlink Network itself does not operate as a standalone Layer-1 blockchain with its own consensus mechanism. Instead, it leverages Ethereum (and other integrated chains) for transaction settlement while relying on decentralized oracle nodes for service provision. The Chainlink Staking mechanism, introduced in 2022 and expanded since, allows LINK holders to secure oracle networks by staking their tokens, thereby backing data quality and earning rewards.

The Chainlink Protocol was first conceived by Sergey Nazarov and Steve Ellis in a 2017 whitepaper. Development of the Chainlink Network is overseen by Chainlink Labs, the primary development organization behind the protocol, which administered the original network launch and token distribution.

Although Chainlink Labs continues to exert significant influence over the direction of the development of LINK and the Chainlink Network, the network operates in a decentralized manner across multiple blockchains and does not require governmental authorities or financial institution intermediaries to create, transmit, or determine the value of LINK.

The price of LINK has historically shown a correlation with the growth and adoption of decentralized finance (“DeFi”) applications and broader smart contract usage across various blockchain ecosystems. Chainlink’s oracle services are widely integrated into DeFi protocols for price feeds, lending and borrowing applications, and derivatives platforms. Increases in DeFi activity have generally corresponded with increased demand for Chainlink’s services, as LINK is used to compensate node operators for providing data. It is important to note that while DeFi adoption appears to have had a significant impact on the value of LINK, other factors also influence LINK’s price, such as overall market conditions, technological developments, competitive oracle solutions, and regulatory changes. As well, the long-term sustainability of this relationship between DeFi growth and LINK’s price remains uncertain.

As of March 2026, approximately 708 million LINK tokens are in circulation, with a maximum total supply of 1 billion LINK. LINK has a fixed maximum supply, meaning it operates on a deflationary or fixed-supply model rather than an inflationary one. The initial token distribution allocated tokens to node operators, public sale participants, and the Chainlink team for ongoing development. Because the total supply is capped, no new LINK tokens will be created beyond the 1 billion token limit, though unreleased tokens from the initial allocation may continue to enter circulation over time as they are distributed to fund network development and ecosystem growth.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in LINK-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to LINK, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to LINK Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with

Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

LINK-Linked ETPs

The Fund may invest in shares of LINK-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot LINK, and trade intra-day on a national securities exchange. LINK-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the LINK held by the ETP. This means that the sponsor of the ETP does not sell LINK at times when its price is high or acquire LINK at low prices in the expectation of future price increases. Although the shares of a LINK-Linked ETP are not the exact equivalent of a direct investment in LINK, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to LINK through the securities market.

LINK-Linked ETPs, though currently unavailable for investment, are expected to become available in the future. LINK-Linked ETPs have not yet been approved by the SEC; accordingly, such ETPs must file a registration statement on Form S-1 and subsequently be declared effective before the LINK-Linked ETPs may become available for investment. Furthermore, the SEC’s Division of Trading and Markets may be required to approve a rule change filed on behalf of securities exchange pursuant to Form 19b-4 permitting the exchange to list and trade shares of the LINK-Linked ETPs before such ETPs become available for investment.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of LINK-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of LINK-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference LINK, LINK-Linked ETPs, LINK Futures Contracts or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be LINK, shares of LINK-Linked ETPs, LINK Futures Contracts, or LINK-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in LINK-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to LINK and/or LINK Futures Contracts.
Stellar ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

XLM (commonly called “Lumens”) is a digital asset that is created and transmitted through the operations of the Stellar Network, an open-source, decentralized ledger designed to facilitate fast, low-cost cross-border payments and the tokenization of real-world assets.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily though managed exposure to XLM futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission (“XLM Futures Contracts”), and cash, cash-like instruments or high quality securities that serve as collateral to the Fund’s investments in XLM Futures Contracts (“Collateral Investments”).

The Fund does not invest directly in XLM. Instead, the Fund seeks to benefit from increases in the price of XLM Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in XLM-Linked Instruments. For purposes of this policy, “XLM-Linked Instruments” means (i) XLM Futures Contracts; (ii) shares of other XLM-linked exchange-traded investment products not registered under as investment companies (“XLM-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of XLM-Linked ETPs; and (v) swap agreement transactions that reference XLM, XLM Futures Contracts, XLM-Linked ETPs, Other Investment Companies, or XLM-referenced indexes. Certain XLM-Linked Instruments, such as XLM-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

When investing in XLM Futures Contracts, the Fund will use the price of XLM that is reflected in the next, or second to next, expiring XLM Futures Contract. If the Fund is invested in other XLM-Linked Instruments (defined below), the value of XLM will be determined by an average of how XLM is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in XLM-Linked Instruments.

XLM Futures Contracts

In order to obtain exposure to XLM, the Fund intends to typically enter into cash-settled XLM Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to XLM, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s XLM Futures Contracts may differ from that of XLM due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in XLM Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for XLM Futures Contracts were not readily available, the Fund would fair value its XLM Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in XLM Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and XLM prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Stellar Network and XLM

XLM (commonly called “Lumens”) is a digital asset that is created and transmitted through the operations of the Stellar Network, an open-source, decentralized ledger designed to facilitate fast, low-cost cross-border payments and the tokenization of real-world assets. No single entity owns or operates the Stellar Network, the infrastructure of which is collectively maintained by a decentralized network of independent validator nodes. The Stellar Network allows users and institutions to send, receive, and trade digital representations of currencies, securities, and other assets across borders with minimal friction. XLM can be used to pay for goods and services, facilitate currency conversions as a bridge asset between trading pairs, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset exchanges or in individual end-user-to-end-user transactions under a barter system.

The Stellar Network uses the Stellar Consensus Protocol (“SCP”), a unique consensus mechanism based on federated Byzantine agreement. Unlike Proof-of-Work or Proof-of-Stake systems, SCP allows nodes to reach agreement quickly and efficiently without mining or staking. Validators form quorum slices based on trust relationships, enabling decentralized yet fast consensus with low energy usage.

The Stellar Protocol was first conceived by Jed McCaleb and Joyce Kim in 2014. Development of the Stellar Network is supported by the Stellar Development Foundation, a nonprofit organization that administered the original network launch and token distribution and continues to fund ecosystem development.

Although the Stellar Development Foundation continues to exert influence over the direction of the development of XLM and the Stellar Network, the network operates in a decentralized manner and does not require governmental authorities or financial institution intermediaries to create, transmit, or determine the value of XLM.

The price of XLM has historically shown a correlation with the growth and adoption of cross-border payments, remittance solutions, and asset tokenization use cases. Stellar’s infrastructure is integrated into payment corridors, stablecoin issuance platforms, and enterprise settlement systems. Increases in cross-border payment volumes and institutional adoption have generally corresponded with increased demand for Stellar’s network, as XLM is required for transaction fees and often used as a bridge currency. It is important to note that while payments adoption appears to have had a significant impact on the value of XLM, other factors also influence XLM’s price, such as overall market conditions, technological developments, competitive payment solutions, and regulatory changes. As well, the long-term sustainability of this relationship between payments growth and XLM’s price remains uncertain.

As of March 2026, approximately 33 billion XLM tokens are in circulation, out of a total supply of approximately 50 billion XLM. In November 2019, the Stellar Development Foundation burned approximately 55 billion XLM, reducing the original supply of 100 billion lumens to its current level. Additionally, a community vote in 2019 eliminated the protocol’s original 1% annual inflation mechanism, meaning no new XLM tokens will be created. Unreleased tokens held by the Stellar Development Foundation may continue to enter circulation over time as they are distributed to fund network development and ecosystem growth.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in XLM-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain its sought-after exposure to XLM, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to XLM Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

Repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

XLM-Linked ETPs

XLM-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot XLM, and trade intra-day on a national securities exchange. XLM-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the XLM held by the ETP. This means that the sponsor of the ETP does not sell XLM at times when its price is high or acquire XLM at low prices in the expectation of future price increases. Although the shares of an XLM-Linked ETP are not the exact equivalent of a direct investment in XLM, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to XLM through the securities market.

XLM-Linked ETPs, though currently unavailable for investment, are expected to become available in the future. XLM-Linked ETPs have not yet been approved by the SEC; accordingly, such ETPs must file a registration statement on Form S-1 and subsequently be declared effective before the XLM-Linked ETPs may become available for investment. Furthermore, the SEC’s Division of Trading and Markets may be required to approve a rule change filed on behalf of securities exchange pursuant to Form 19b-4 permitting the exchange to list and trade shares of the XLM-Linked ETPs before such ETPs become available for investment.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of XLM-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of XLM-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference XLM, XLM Futures Contracts, XLM-Linked ETPs, or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be XLM, shares of XLM-Linked ETPs, XLM Futures Contracts, or XLM-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in XLM-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in XLM-Linked Instruments.
2x Stellar ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

XLM (commonly called “Lumens”) is a digital asset that is created and transmitted through the operations of the Stellar Network, an open-source, decentralized ledger designed to facilitate fast, low-cost cross-border payments and the tokenization of real-world assets.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily though managed exposure to XLM futures contracts that trade only on an exchange registered with the CFTC (“XLM Futures Contracts”), and cash, cash-like instruments or high quality securities that serve as collateral to the Fund’s investments in XLM Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of the price of XLM for a single day.

The Fund does not invest directly in XLM. Instead, the Fund seeks to benefit from increases in the price of XLM Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in XLM-Linked Instruments. For purposes of this policy, “XLM-Linked Instruments” means (i) XLM Futures Contracts; (ii) shares of other XLM-linked exchange-traded investment products not registered under as investment companies (“XLM-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of XLM-Linked ETPs; and (v) swap agreement transactions that reference XLM, XLM Futures Contracts, XLM-Linked ETPs, Other Investment Companies, or XLM-referenced indexes. Certain XLM-Linked Instruments, such as XLM-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of XLM that is reflected in the next, or second to next, expiring XLM Futures Contract. If the Fund invests in other XLM-Linked Instruments, the value of XLM will be determined by an average of how XLM is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to XLM and/or XLM Futures Contracts.

XLM Futures Contracts

In order to obtain 2x daily exposure to XLM, the Fund intends to typically enter into cash-settled XLM Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to XLM, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s XLM Futures Contracts may differ from that of XLM due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in XLM Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A..

If circumstances occur where market prices for XLM Futures Contracts were not readily available, the Fund would fair value its XLM Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in XLM Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and XLM prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Stellar Network and XLM

XLM (commonly called “Lumens”) is a digital asset that is created and transmitted through the operations of the Stellar Network, an open-source, decentralized ledger designed to facilitate fast, low-cost cross-border payments and the tokenization of real-world assets. No single entity owns or operates the Stellar Network, the infrastructure of which is collectively maintained by a decentralized network of independent validator nodes. The Stellar Network allows users and institutions to send, receive, and trade digital representations of currencies, securities, and other assets across borders with minimal friction. XLM can be used to pay for goods and services, facilitate currency conversions as a bridge asset between trading pairs, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset exchanges or in individual end-user-to-end-user transactions under a barter system.

The Stellar Network uses the Stellar Consensus Protocol (“SCP”), a unique consensus mechanism based on federated Byzantine agreement. Unlike Proof-of-Work or Proof-of-Stake systems, SCP allows nodes to reach agreement quickly and efficiently without mining or staking. Validators form quorum slices based on trust relationships, enabling decentralized yet fast consensus with low energy usage.

The Stellar Protocol was first conceived by Jed McCaleb and Joyce Kim in 2014. Development of the Stellar Network is supported by the Stellar Development Foundation, a nonprofit organization that administered the original network launch and token distribution and continues to fund ecosystem development.

Although the Stellar Development Foundation continues to exert influence over the direction of the development of XLM and the Stellar Network, the network operates in a decentralized manner and does not require governmental authorities or financial institution intermediaries to create, transmit, or determine the value of XLM.

The price of XLM has historically shown a correlation with the growth and adoption of cross-border payments, remittance solutions, and asset tokenization use cases. Stellar’s infrastructure is integrated into payment corridors, stablecoin issuance platforms, and enterprise settlement systems. Increases in cross-border payment volumes and institutional adoption have generally corresponded with increased demand for Stellar’s network, as XLM is required for transaction fees and often used as a bridge currency. It is important to note that while payments adoption appears to have had a significant impact on the value of XLM, other factors also influence XLM’s price, such as overall market conditions, technological developments, competitive payment solutions, and regulatory changes. As well, the long-term sustainability of this relationship between payments growth and XLM’s price remains uncertain.

As of March 2026, approximately 33 billion XLM tokens are in circulation, out of a total supply of approximately 50 billion XLM. In November 2019, the Stellar Development Foundation burned approximately 55 billion XLM, reducing the original supply of 100 billion lumens to its current level. Additionally, a community vote in 2019 eliminated the protocol’s original 1% annual inflation mechanism, meaning no new XLM tokens will be created. Unreleased tokens held by the Stellar Development Foundation may continue to enter circulation over time as they are distributed to fund network development and ecosystem growth.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in XLM-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to XLM, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to XLM Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

XLM-Linked ETPs

The Fund may invest in shares of XLM-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot XLM, and trade intra-day on a national securities exchange. XLM-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the XLM held by the ETP. This means that the sponsor of the ETP does not sell XLM at times when its price is high or acquire XLM at low prices in the expectation of future price increases. Although the shares of an XLM-Linked ETP are not the exact equivalent of a direct investment in XLM, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to XLM through the securities market.

XLM-Linked ETPs, though currently unavailable for investment, are expected to become available in the future. XLM-Linked ETPs have not yet been approved by the SEC; accordingly, such ETPs must file a registration statement on Form S-1 and subsequently be declared effective before the XLM-Linked ETPs may become available for investment. Furthermore, the SEC’s Division of Trading and Markets may be required to approve a rule change filed on behalf of securities exchange pursuant to Form 19b-4 permitting the exchange to list and trade shares of the XLM-Linked ETPs before such ETPs become available for investment.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of XLM-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of XLM-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference XLM, XLM Futures Contracts, XLM-Linked ETPs, or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be XLM, shares of XLM-Linked ETPs, XLM Futures Contracts, or XLM-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in XLM-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to XLM and/or XLM Futures Contracts.